Stockholders' Deficiency and Members' Equity (Brooklyn ImmunoTherapeutics, LLC) (10-K)	12 Months Ended
Dec. 31, 2019
Brooklyn Immunotherapeutics, LLC [Member]
Stockholders' Deficiency and Members' Equity

NOTE 12 STOCKHOLDERS’ DEFICIENCY AND MEMBERS’ EQUITY

Stockholders’ Deficiency - Predecessor

The number of shares of capital stock that were authorized to be issued by the Predecessor was 171,781,743, consisting of 50,000,000 shares of common stock and 121,781,743 shares of preferred stock, of which 160,000 shares were designated as Series A Preferred stock, 54,000 shares were designated as Series B Preferred Stock, 41,567,743 shares were designated as Series C Preferred Stock and 80,000,000 shares were designated as Series D Preferred Stock. The Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Series D Preferred Stock are together the “Preferred Stock.”

During 2018, all shares of Predecessor Series A, Series B and Series C convertible preferred stock were exchanged for 16,771,866 shares of Predecessor common stock. The exchange of Series A, Series B and Series C convertible preferred stock for common stock was not pursuant to the original terms of the convertible preferred stock; accordingly, the exchange of convertible preferred stock for common was recorded as an extinguishment of the preferred stock, and the resulting gain on extinguishment was recorded as a credit to accumulated deficit and an increase to net income available to common stockholders.

In connection with the Business Combination (see Note 4 – Business Combination), Predecessor common stockholders and holders of Series D preferred stock received Successor Class C membership units (see Members’ Equity below) and all outstanding shares of Predecessor common stock and Series D preferred stock were canceled.

Stock Options

The following represents activity related to the Predecessor’s stock options during the period from the January 1, 2018 through November 5, 2018:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Aggregate Intrinsic Value
Outstanding, January 1, 2018	1,165	$208	1.5	$-
Granted	-	-	-	-
Exercised
Forfeited	(80)	$300	-	-
Outstanding, November 5, 2018	1,085	$201	0.7	$-

Exercisable, November 5, 2018	1,085	$201	0.7	$-

The following table presents information related to stock options at November 5, 2018:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$200	1,075	0.7	1,075
$300	10	0.2	10
	1,085	0.7	1,085

In connection with the Business Combination (see Note 4 – Business Combination), all outstanding Predecessor stock options were canceled.

Members’ Equity

Pursuant to the BITX Operating Agreement, the Company is authorized to issue 100,000 non-voting membership units, consisting of 65,000 Class A Units, 15,000 Class B Units, 10,000 Class C Units and 10,000 Common Units. Any distributions are made to the members in the following order and priority: first, on a pro rata basis, to the holders of Class A Units, in proportion to the number of Class A Units held by each, until the Company has made aggregate distributions of $100 million; second, 75% on a pro rata basis to holders of Class A Units and Common Units, 15% on a pro rata basis to the holders of Class B Units and 10% on a pro rata basis to holders of Class C Units, until the Company has made aggregate distributions equal to $500 million; thereafter, 65% on a pro rata basis to holders of Class A Units and Common Units, 20% on a pro rata basis to the holders of Class B Units and 15% on a pro rata basis to holders of Class C Units.

Through December 31, 2018, the Company issued 65,000 Class A Units for in exchange for capital commitments of $22,447,005 and services valued at $5,000. During 2018, the Company made capital calls in the aggregate amount of $9,953,930. During 2018, the Company received cash of $7,587,584 and exchanged notes payable and interest the amount of $1,516,346 during 2018 in satisfaction of capital calls (see Note 10 – Loans Payable and Loans Payable to Relate Parties). The remaining $850,000 was recorded as subscriptions receivable as of December 31, 2018 and was received through March 31, 2019. Further, the Company received $638,575 cash representing payments in excess of capital calls during the year ended December 31, 2018, which is recorded in other current liabilities on the accompanying balance sheet (see Note 9 – Investor Deposits).

During the year ended December 31, 2019, the Company made capital calls in the aggregate amount of $8,218,762 in exchange for Class A Units. The Company received cash of $7,808,250 and applied investor deposits of $410,512 in satisfaction of capital calls made during 2019. Further, the Company received cash of $437,500 representing payments in excess of capital calls during the years ended December 31, 2019 and 2018, respectively, which is recorded in other current liabilities on the accompanying balance sheet (see Note 9 – Investor Deposits).

On November 6, 2018, the Company issued 15,000 Class B Units with an aggregate grant date value of $1,400,000 and issued 10,000 Class C Units with an aggregate grant date value of $1,000,000 to former stockholders and debt holders of IRX, in connection with the Business Combination (see Note 4 – Business Combination). Management, with the assistance of an independent valuation firm, utilized the market approach and an option pricing model (“OPM”) to allocate the transaction equity value to the respective classes of membership units. The inputs to the OPM included (a) the $22 million equity value; (b) term of 3.5 years; (c) volatility of 100%; (d) risk-free rate of 3.01%; and (e) expected dividend rate of 0.0%.

During the period from November 6, 2018 through December 31, 2018, the Company granted 4,125 of restricted common units to certain employees valued at $88.75 per unit, or an aggregate of $366,094. On September 23, 2019, the company granted 125 restricted common units valued at $88.75 per unit, or $11,094, to a single employee. The units vest 25% on the first anniversary of the date of grant, and the remainder vest monthly over the following three years. The Company recorded stock-based compensation expense of $91,689 during the year ended December 31, 2019 and recognized $20,248 during the period from November 6 through December 31, 2018, related to the amortization of the restricted common units, which is included in general and administrative expenses on the accompanying statements of operations.